Concentrations (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk percentage	24.40%	12.50%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	59.20%	13.80%
Supplier Concentration Risk [Member] | One Suppliers [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage	91.40%	74.90%
Supplier Concentration Risk [Member] | One Suppliers [Member] | Cost of Goods and Service Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage		16.30%	24.00%
Supplier Concentration Risk [Member] | Two Suppliers [Member] | Cost of Goods and Service Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage		11.70%	18.40%
Supplier Concentration Risk [Member] | Three Suppliers [Member] | Cost of Goods and Service Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage			10.10%